Common Stock Warrants - Schedule of Classes of Warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Classes of Warrants [Line Items]
Number of shares underlying warrants	233,822
Public Warrants [Member]
Schedule of Classes of Warrants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 862.5
Expiration date	Jul. 11, 2030
Number of shares underlying warrants	126,500
Private Placement Warrants [Member]
Schedule of Classes of Warrants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 862.5
Expiration date	Jul. 11, 2030
Number of shares underlying warrants	97,966
Representative’s Warrants [Member]
Schedule of Classes of Warrants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 862.5
Expiration date	Jul. 11, 2030
Number of shares underlying warrants	7,590
HCW Warrants [Member]
Schedule of Classes of Warrants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.75
Expiration date	Jul. 11, 2030
Number of shares underlying warrants	1,766